                              GARTMORE MUTUAL FUNDS

                     Gartmore Global Financial Services Fund
                      Gartmore Global Health Sciences Fund
                     Gartmore Global Natural Resources Fund
               Gartmore Global Technology and Communications Fund
                         Gartmore Global Utilities Fund

                     Supplement dated April 28, 2006 to the
                       Prospectus dated February 28, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

     1. The Gartmore Global  Utilities Fund's Fees and Expenses table on page 23 is restated in its entirety as follows  below.  The total annual fund  operating expenses after waivers/reimbursements has not changed.

Fees and Expenses

This table  describes  the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
                                                                                        Institutional
                                                                                        Service      Institutional
Shareholder Fees (paid directly from      Class A    Class B     Class C    Class R     Class        Class
your investment)(1)                       Shares     Shares      Shares     Shares      Shares       Shares
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
Maximum Sales Charge (Load) imposed       5.75%(2)   None        None       None        None         None
upon purchases (as a percentage of
offering price)
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
Maximum Deferred Sales Charge (Load)      None(3)    5.00%(4)    1.00%(5)   None        None         None
imposed upon redemptions (as a
percentage of offering or sale
price, whichever is less)
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
Redemption/Exchange Fee (as a             2.00%      2.00%       2.00%      2.00%       2.00%        2.00%
percentage of amount redeemed or
exchanged)(6)
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
                                                                                        Institutional
Annual Fund Operating Expenses                                                          Service      Institutional
(expenses that are deducted from          Class A    Class B     Class C    Class R     Class        Class
Fund assets)(1)                           Shares     Shares      Shares     Shares      Shares       Shares
---------------------------------------- ---------- ----------- ---------- ----------- ------------  ------------
Management Fees (paid to have the         0.73%      0.73%       0.73%      0.73%       0.73%        0.73%
Fund's  investments professionally
managed)(7)
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
Distribution and/or Service (12b-1)       None       0.25%       1.00%      1.00%       0.40%(8)     None
Fees (paid from Fund assets to cover
the cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
Other Expenses(9)                         1.07%      1.05%       1.05%      1.25%       1.05%        1.05%
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
Total Annual Fund Operating Expenses      2.05%      2.78%       2.78%      2.38%       1.78%        1.78%
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
Amount of Fee Waiver/Expense
Reimbursement(10)                         0.58%      0.58%       0.58%      0.58%       0.58%        0.58%
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------
Total Annual Fund Operating Expenses      1.47%      2.20%       2.20%      1.80%       1.20%        1.20%
(After Waivers/Reimbursements)
----------------------------------------- ---------- ----------- ---------- ----------- ------------ ------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Gartmore:  Choosing a Share  Class--Reduction  and Waiver of
     Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC)  of up to 1% will  apply  to redemptions  of Class A shares if purchased  without  sales charges and for which a finder's  fee was paid.  See Section 4,  Investing  with  Gartmore:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Gartmore: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  See Section 4, Investing with Gartmore:  Choosing a Share
     Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption
     Fees.

(7)  The  management  fee may be adjusted  upward or downward  depending  on the
     Fund's  performance  relative  to  its  benchmark,   the  Global  Utilities
     Composite Index. As a result,  if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments,  the management  fee  could  range  from  0.60%  at its  lowest  to 0.80% at its highest.  For more information see Section 3, Fund  Management:  Management
     Fees.

(8)  Pursuant  to the Fund's  Rule 12b-1  Plan,  Class R shares are subject to a maximum  12b-1 fee of 0.50% of the  average  daily net assets of the Fund's
     Class R shares,  but will limit such fees to no more than 0.40%  during the current  fiscal year.  For more  information  see Section 4 Investing  with
     Gartmore: Sales Charges and Fees.

(9)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares.  For the year ended October 31, 2005,  administrative services fees for Class A, Class R and  Institutional  Service Class shares
     were   0.02%,   0.20%,   and  0.00%,   respectively.   The  full  0.25%  in
     administrative  services fees is not reflected in "Other  Expenses" at this time because the Fund does not currently sell its shares to  intermediaries that charge the full amount permitted.

(10) Gartmore  Mutual Funds (the "Trust") and Gartmore  Global Asset  Management
     Trust  (the  "Adviser")  have  entered  into a written  agreement  limiting operating  expenses  (excluding certain Fund expenses,  including,  but not limited to, any taxes, interest,  brokerage fees,  extraordinary  expenses,
     Rule 12b-1 fees, short sale dividend expenses and  administrative  services fees) from  exceeding  1.20% for all share classes until at least  February
     28, 2007.  The Trust is authorized to reimburse the Adviser for  management fees  previously  waived  and/or the cost of "Other  Expenses"  paid by the
     Adviser  provided  that any such  reimbursement  will not cause the Fund to exceed the expense  limitations in the  agreement.  The Adviser may request
     and   receive   reimbursement   of  fees   waived  or  limited   and  other
     reimbursements  made by the Adviser.  Any reimbursement to the Adviser must be made  not  more  than  five  years  after  the  Fund's  commencement  of operations. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged,  "Total Annual Fund Operating  Expenses  (After
     Waivers/Reimbursements)"  could  increase  to 1.70% for Class A,  1.95% for
     Class R and 1.45% for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund's expenses.

     2.  Effective  April 2006,  Jayne  Stevlingson  will  become the  portfolio manager of the Gartmore Global Technology and Communications Fund.  Accordingly,
the  paragraph  on page 29 of the  Prospectus  under  the  Portfolio  Management section,  "Gartmore  Global  Technology and  Communications  Fund" is revised as follows:

     Jayne Stevlingson,  CFA, is the Fund's portfolio manager and is responsible for the  day-to-day  management of the Fund and the selection of the Fund's investments.  Ms.  Stevlingson  joined  Gartmore in August 2005 as a Senior
     Portfolio  Manager  and became the  portfolio  manager of the Fund in April
     2006.  Prior to  joining  Gartmore,  she was a  principal  responsible  for managing  a hedge  fund of small-  and  mid-cap  equities  at Altura  Asset
     Management,  LLC from  November 2004 to July 2005.  From 1999 to 2003,  Ms.
     Stevlingson  was  a  vice  president  and  senior   portfolio   manager  at
     Oppenheimer  Funds, Inc. She has managed  traditional and alternative funds at major asset management firms since 1992.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.